CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 325,338	$ 1,170,462
Restricted cash		0	2
Accounts receivable, net		25,149,079	13,385,507
Inventories		5,780,250	27,172,200
Advances to suppliers, net		1,270,335	99,861
Prepayment and other current assets, net		9,807,087	4,174,868
Assets of discontinued operations - current		0	6,301,392
Total current assets		42,332,089	52,304,292
NON - CURRENT ASSETS:
Property, plant and equipment, net		0	8,532
Intangible assets, net		21,047	32,527
Operating lease right-of-use assets		86,914	0
Deferred tax assets		564,557	2,713,808
Other non-current assets		1,224,300	0
Assets of discontinued operations - non-current		0	6,308,929
Total non - current assets		1,896,818	9,063,796
TOTAL ASSETS		44,228,907	61,368,088
CURRENT LIABILITIES:
Accounts payable		63,673	12,909,752
Accrued expenses and other payables		1,688,349	2,510,916
Advances from customers		0	539
Due to related parties		592,131	2,200,451
Operating lease liabilities, current		51,922	0
Income tax payable		794,032	15,392,010
Liabilities of discontinued operations - current			6,472,461
Total current liabilities		3,190,107	39,486,129
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current		52,992	0
Convertible bonds		1,813,246	0
Liabilities of discontinued operations - non-current		0	16,543
Total non - current liabilities		1,866,238	16,543
TOTAL LIABILITIES		5,056,345	39,502,672
SHAREHOLDERS’ EQUITY:
Additional paid-in capital		33,003,786	26,502,856
Statutory reserves		0	335,696
Retained earnings		5,985,268	5,423,638
Accumulated other comprehensive loss		(3,852)	(10,423,129)
Total shareholders’ equity		39,172,562	21,865,416
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		44,228,907	61,368,088
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]	127,360	24,255
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]	$ 60,000	$ 2,100

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025.